Share-Based Payment - Schedule of Stock Options Activities (Details) - Stock Options [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-based Payment [Line Items]
Number of stock options, Outstanding (in Shares)	6,511,618	6,448,818
Weighted Average Exercise Price, Outstanding	$ 1.48	$ 1.66
Weighted Average Grant-date Fair Value, Outstanding	$ 0.64	$ 0.75
Weighted Average Remaining Contractual Life, Outstanding	1 year 10 months 24 days	2 years
Aggregate Intrinsic Value, Outstanding (in Dollars)	$ 168,221	$ 134,491
Number of stock options, Outstanding and exercisable (in Shares)	3,186,984
Weighted Average Exercise Price, Outstanding and exercisable	$ 1.93
Weighted Average Grant-date Fair Value, Outstanding and exercisable	$ 0.92
Aggregate Intrinsic Value, Outstanding and exercisable (in Dollars)	$ 42,539
Number of stock options, Vested and expected to vest (in Shares)	6,649,083
Weighted Average Exercise Price, Vested and expected to vest	$ 1.37
Weighted Average Grant-date Fair Value, Vested and expected to vest	$ 0.6
Weighted Average Remaining Contractual Life, Vested and expected to vest	1 year 10 months 24 days
Aggregate Intrinsic Value, Vested and expected to vest (in Dollars)	$ 176,908
Number of stock options, Granted (in Shares)	1,484,500
Weighted Average Exercise Price, Granted	$ 0.8
Weighted Average Grant-date Fair Value, Granted	$ 0.17
Aggregate Intrinsic Value, Granted (in Dollars)
Number of stock options, Exercised (in Shares)	(27,800)
Weighted Average Exercise Price, Exercised	$ 0.8
Weighted Average Grant-date Fair Value, Exercised	$ 0.42
Aggregate Intrinsic Value, Exercised (in Dollars)	$ (6,462)
Number of stock options, Forfeited or expired (in Shares)	(1,393,900)
Weighted Average Exercise Price, Forfeited or expired	$ 1.68
Weighted Average Grant-date Fair Value, Forfeited or expired	$ 0.68
Aggregate Intrinsic Value, Forfeited or expired (in Dollars)